Cover	Mar. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2022
Entity File Number	001-39761
Entity Registrant Name	Ondas Holdings Inc.
Entity Central Index Key	0001646188
Entity Tax Identification Number	47-2615102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	61 Old South Road
Entity Address, Address Line Two	#495
Entity Address, City or Town	Nantucket
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02554
City Area Code	888
Local Phone Number	350-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001
Trading Symbol	ONDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false